Financial results, net	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Financial results, net	Financial results, net

	2023	2022	2021
Finance income:
- Interest income	7,134	5,781	4,081
- Foreign exchange gains, net	90,930	19,278	18,939
- Gain from interest rate/foreign exchange rate derivative financial instruments	3,501	—	512
- Other income	55,535	249	13,138
Finance income	157,100	25,308	36,670

Finance costs:
- Interest expense	(31,906)	(50,037)	(62,536)
- Finance cost related to lease liabilities	(40,203)	(31,113)	(16,502)
- Cash flow hedge – transfer from equity (Note 2)	(36,863)	(40,195)	(52,650)
- Taxes	(5,473)	(4,862)	(7,073)
- Loss from interest rate/foreign exchange rate derivative financial instruments	—	(2,384)	—
- Borrowings prepayment related expenses (Brazilian subsidiaries)	—	—	(3,068)
-Finance discount	—	—	(3,741)
- Other expenses	(7,642)	(9,009)	(6,111)
Finance costs	(122,087)	(137,600)	(151,681)
Other financial results - Net gain / (loss) of inflation effects on monetary items	28,816	(2,144)	11,541
Total financial results, net	63,829	(114,436)	(103,470)